Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2021	$ 2,812	$ (2,812)		$ 458,312	$ 458,312
Balance, shares at Mar. 31, 2021	5,625,000
Reorganization	$ 2,813	(2,813)	1,282	(821,295)	(820,013)
Reorganization, shares	5,625,000
Net profit				1,803,509	1,803,509
Dividend declared and paid				(1,282,051)	(1,282,051)
Balance at Mar. 31, 2022	$ 5,625	(5,625)	1,282	158,475	159,757
Balance, shares at Mar. 31, 2022	11,250,000
Net profit				2,787,236	2,787,236
Dividend declared and paid				(2,564,103)	(2,564,103)
Balance at Mar. 31, 2023	$ 5,625	(5,625)	1,282	381,608	382,890
Balance, shares at Mar. 31, 2023	11,250,000
Net profit				2,326,597	2,326,597
Dividend declared and paid				(1,711,225)	(1,711,225)
Balance at Mar. 31, 2024	$ 5,625	$ (5,625)	$ 1,282	$ 996,980	$ 998,262
Balance, shares at Mar. 31, 2024	11,250,000